Discontinued Operations - (Net assets at the dates of disposal) (Details) $ in Thousands, $ in Thousands	8 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Jun. 07, 2018 USD ($)	Jun. 07, 2018 HKD ($)
Century Skyway Limited
Consideration				$ 16,170
Boca International Limited
Cash	$ 2		$ 35
Accounts receivable	186		25
Operating lease right-of-use assets, net	95		95
Other receivables and prepayments	37		37
Plant and equipment, net	2,837
Intangible assets, net	2,063		2,377
Long-live asset subtotal	4,900		5,271
Other payables and accrued liabilities	(4,235)		(4,274)
Operating lease liabilities	(97)
Deferred tax liabilities	(516)		$ (594)
Net assets of Boca upon disposal	$ 372
Ownership interest transferred	51.00%
Interests in net assets of Boca being disposed of	$ 189
Consideration	187	$ 1,460		$ 23,700	$ 184,840
Loss on disposal of subsidiary	$ (2)